Discontinued operation (Tables)	12 Months Ended
Jun. 30, 2012
Discontinued Operation, Additional Disclosures [Abstract]
Schedule Of Disposal Groups Including Discontinued Operations Income Statement [Table Text Block]
The income (loss) from discontinued operations for the relevant periods is analyzed as follow:

	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Net revenue	640,390,206	211,532,854	-	-
Cost of revenue	(350,260,106)	(242,264,157)	-	-

Gross profit	290,130,100	(30,731,303)	-	-
Total operating expenses	(316,726,676)	(374,518,905)	-	-
Gain on disposal of ELP business	-	11,936,125	-	-
Other operating income	41,350,601	13,078,951	-	-
Income tax (expenses) benefits	1,768,970	(2,280,109)	-	-

Net income (loss) from discontinued operations	16,522,995	(382,515,241)	-	-

Schedule Of Disposal Groups, Including Discontinued Operations, Balance Sheet [Table Text Block]

The net assets of the discontinued operations at the date of disposal were as follows:

RMB

Bank balances and cash	11,958,919
Notes receivable	200,000
Accounts receivable, net	42,994,974
Prepaid expenses and other current assets	30,010,567
Inventories	31,177,645
Property, plant and equipment, net	8,180,075
Intangible assets, net	1,698,108
Accounts payables	(16,108,694)
Advances from customers	(10,751,418)
Other payables and accruals	(11,810,287)
Income tax payables	(17,689)
Net assets	87,532,200

Satisfied by:
Cash	87,532,200
Net cash inflow arising on disposal
Total cash consideration	87,532,200
Less: Bank balances and cash disposed of	(11,958,919)
Related party receivables (note 20)	(47,532,200)
28,041,081